John Hancock
Diversified Strategies Fund
Quarterly portfolio holdings 4/30/2021

Fund’s investments
As of 4-30-21 (unaudited)
	Shares	Value
Unaffiliated investment companies 2.5%		$254,243
(Cost $258,679)
Exchange-traded funds 2.5%		254,243
iShares Global Clean Energy ETF	2,050	47,642
VanEck Vectors Gold Miners ETF	3,025	103,938
VanEck Vectors JP Morgan EM Local Currency Bond ETF	3,300	102,663

	Contracts/Notional amount	Value
Purchased options 1.7%		$172,841
(Cost $308,352)
Calls 1.1%		109,975
Exchange Traded Option on Russell 2000 E-Mini Index Futures (Expiration Date 9-17-21; Strike Price: $2,500.00 Notional Amount: 900) (A)	18	31,950
Over the Counter Option on the AUD vs. JPY (Expiration Date: 8-5-21; Strike Price: AUD 85.50; Counterparty: Morgan Stanley & Company LLC) (A)(B)	1,500,000	15,380
Over the Counter Option on the EUR vs. CAD (Expiration Date: 6-7-21; Strike Price: EUR 1.51; Counterparty: The Toronto-Dominion Bank) (A)(B)	2,000,000	4,155
Over the Counter Option on the EUR vs. GBP (Expiration Date: 6-28-21; Strike Price: EUR 0.93; Counterparty: Morgan Stanley & Company, Inc.) (A)(B)	1,000,000	194
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-14-21; Strike Price: EUR 1.21; Counterparty: Goldman Sachs Bank USA) (A)(B)	2,000,000	16,497
Over the Counter Option on the NOK vs. SEK (Expiration Date: 7-8-21; Strike Price: NOK 1.01; Counterparty: UBS AG) (A)(B)	10,000,000	18,359
Over the Counter Option on the NOK vs. SEK (Expiration Date: 8-3-21; Strike Price: NOK 1.02; Counterparty: Goldman Sachs Bank USA) (A)(B)	10,000,000	14,434
Over the Counter Option on the USD vs. ZAR (Expiration Date: 6-22-21; Strike Price: $15.25; Counterparty: Morgan Stanley & Company LLC) (A)(B)	1,000,000	9,006
Puts 0.6%		62,866
Exchange Traded Option on 2-Year Eurodollar Term Mid-Curve Futures (Expiration Date 12-10-21; Strike Price: $98.75 Notional Amount: 187,500) (A)	75	27,188
Exchange Traded Option on S&P 500 Index E-Mini Futures (Expiration Date 7-16-21; Strike Price: $4,300.00 Notional Amount: 50) (A)	1	9,338
Over the Counter Option on the EUR vs. RUB (Expiration Date: 5-11-21; Strike Price: EUR 88.50; Counterparty: Goldman Sachs Bank USA) (A)(B)	2,000,000	2,291
Over the Counter Option on the EUR vs. RUB (Expiration Date: 8-9-21; Strike Price: EUR 88.00; Counterparty: Goldman Sachs & Company LLC) (A)(B)	750,000	8,613
Over the Counter Option on the EUR vs. TRY (Expiration Date: 2-4-22; Strike Price: EUR 8.50; Counterparty: Barclays Capital) (A)(B)	1,000,000	1,159
Over the Counter Option on the NZD vs. USD (Expiration Date: 6-1-21; Strike Price: NZD 0.68; Counterparty: HSBC Bank USA) (A)(B)	1,500,000	779
Over the Counter Option on the NZD vs. USD (Expiration Date: 6-1-21; Strike Price: NZD 0.71; Counterparty: Barclays Capital) (A)(B)	1,500,000	7,304
Over the Counter Option on the USD vs. SEK (Expiration Date: 5-17-21; Strike Price: $8.40; Counterparty: Morgan Stanley & Company LLC) (A)(B)	1,000,000	3,097
Over the Counter Option on the USD vs. SEK (Expiration Date: 5-17-21; Strike Price: $8.40; Counterparty: Goldman Sachs Bank USA) (A)(B)	1,000,000	3,097

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 86.0%				$8,771,071
(Cost $8,770,904)
Commercial paper 81.9%				8,349,375
Apple, Inc.	0.050	07-07-21	475,000	474,943
BASF SE	0.160	06-01-21	475,000	474,949
Gotham Funding Corp.	0.100	05-13-21	475,000	474,989
Henkel Corp.	0.070	05-28-21	475,000	474,971
Honeywell International, Inc.	0.200	06-04-21	475,000	474,967
2	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
Commercial paper (continued)
Lime Funding LLC	0.130	05-27-21	475,000	$474,957
Loreal USA, Inc.	0.040	05-06-21	275,000	274,998
Manhattan Asset Funding Company LLC	0.130	05-11-21	475,000	474,987
MUFG Bank, Ltd.	0.130	05-21-21	475,000	474,985
Nestle Cap Corp.	0.060	06-04-21	475,000	474,981
Old Line Funding LLC	0.130	07-07-21	475,000	474,872
Province of British Columbia	0.195	06-09-21	475,000	474,972
Sanofi	0.050	06-18-21	475,000	474,964
Sumitomo Mitsui Trust Bank, Ltd.	0.130	05-10-21	475,000	474,993
Swedbank AB	0.135	05-10-21	475,000	474,991
Thunder Bay Funding LLC	0.130	07-12-21	475,000	474,871
Unilever Capital Corp.	0.065	05-25-21	475,000	474,987
Yale University	0.120	05-04-21	475,000	474,998

	Yield (%)	Shares	Value
Short-term funds 4.1%			421,696

State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0259(C)	421,696	421,696

Total investments (Cost $9,337,935) 90.2%	$9,198,155
Other assets and liabilities, net 9.8%	999,874
Total net assets 100.0%	$10,198,029

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	For this type of option, notional amounts are equivalent to number of contracts.
(C)	The rate shown is the annualized seven-day yield as of 4-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	3

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	20	Long	Jun 2021	$2,475,814	$2,478,750	$2,936
Energy Select Sector Index Futures	4	Long	Jun 2021	205,860	204,400	(1,460)
Financial Select Sector Index Futures	3	Long	Jun 2021	315,500	334,125	18,625
FTSE 100 Index Futures	6	Long	Jun 2021	568,806	574,862	6,056
FTSE 250 Index Futures	4	Long	Jun 2021	238,529	248,274	9,745
FTSE China A50 Index Futures	12	Long	May 2021	206,137	206,820	683
MSCI Emerging Markets Index Futures	11	Long	Jun 2021	732,962	735,128	2,166
Russell 2000 E-Mini Index Futures	1	Long	Jun 2021	114,702	113,075	(1,627)
SGX Nifty 50 Index Futures	4	Long	May 2021	117,712	116,812	(900)
S&P 500 Index E-Mini Futures	1	Short	Jun 2021	(208,173)	(208,720)	(547)
S&P 500 Index E-Mini Futures	20	Short	Jun 2021	(408,883)	(417,440)	(8,557)
U.S. Treasury Long Bond Futures	6	Short	Jun 2021	(942,179)	(943,500)	(1,321)
Ultra U.S. Treasury Bond Futures	4	Short	Jun 2021	(744,492)	(743,625)	867
						$26,666
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	400,000	JPY	33,782,800	CITI	5/7/2021	—	$(968)
BRL	3,227,550	EUR	500,000	GSI	5/5/2021	—	(7,022)
CAD	676,609	EUR	450,000	JPM	5/12/2021	$9,380	—
CAD	749,965	EUR	500,000	TD	5/12/2021	8,941	—
CAD	750,629	EUR	500,000	BOA	5/19/2021	9,406	—
CAD	626,844	USD	500,000	MSCS	5/19/2021	9,991	—
EUR	500,000	BRL	3,300,480	GSI	5/5/2021	—	(6,403)
EUR	450,000	CAD	674,776	HUS	5/12/2021	—	(7,889)
EUR	500,000	CAD	748,414	RBC	5/19/2021	—	(7,603)
EUR	400,000	GBP	347,655	RBC	5/19/2021	898	—
EUR	400,000	GBP	347,275	UBS	5/19/2021	1,423	—
EUR	500,000	USD	603,240	HUS	5/12/2021	—	(2,023)
EUR	500,000	USD	605,742	JPM	5/12/2021	—	(4,525)
GBP	344,950	EUR	400,000	HUS	5/19/2021	—	(4,634)
GBP	348,401	EUR	400,000	MSCS	5/19/2021	132	—
JPY	33,832,000	AUD	400,000	MSCS	5/7/2021	1,418	—
NOK	1,800,000	SEK	1,810,651	BOA	5/19/2021	2,336	—
NOK	1,750,000	SEK	1,761,275	SSB	5/19/2021	2,163	—
SEK	3,600,187	NOK	3,550,000	HUS	5/19/2021	—	(1,159)
SEK	8,351,260	USD	1,000,000	MSCS	5/12/2021	—	(13,436)
USD	500,000	CAD	624,783	CITI	5/19/2021	—	(8,318)
USD	602,419	EUR	500,000	BOA	5/12/2021	1,203	—
USD	605,011	EUR	500,000	TD	5/12/2021	3,794	—
USD	1,000,000	SEK	8,390,083	GSI	5/12/2021	8,850	—
						$59,935	$(63,980)
4	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

WRITTEN OPTIONS
Options on exchange-traded futures contracts
Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Russell 2000 E-Mini Index Futures	USD	2,700.00	Sep 2021	18	900	$10,859	$(9,000)
						$10,859	$(9,000)
Puts
2-Year Eurodollar Term Mid-Curve Futures	USD	98.50	Dec 2021	75	187,500	$14,860	$(15,938)
						$14,860	$(15,938)
						$25,719	$(24,938)

Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Australian Dollar versus Japanese Yen	MSI	AUD	88.00	Aug 2021	1,500,000	$5,379	$(5,379)
Euro versus Canadian Dollar	TD	EUR	1.53	Jun 2021	2,000,000	5,889	(1,087)
Euro versus Pound Sterling	MSI	EUR	0.97	Jun 2021	1,000,000	5,144	(4)
Euro versus U.S. Dollar	GSI	EUR	1.23	Jun 2021	2,000,000	5,628	(4,667)
Norwegian Krone versus Swedish Krona	GSI	NOK	1.03	Jul 2021	10,000,000	4,532	(7,284)
Norwegian Krone versus Swedish Krona	GSI	NOK	1.04	Aug 2021	10,000,000	7,331	(6,177)
U.S. Dollar versus South African Rand	MSI	USD	16.00	Jun 2021	1,000,000	12,892	(3,471)
						$46,795	$(28,069)
Puts
Euro versus Russian Ruble	GSI	EUR	83.50	May 2021	2,000,000	$11,406	$(2)
Euro versus Russian Ruble	HSBC	EUR	87.00	May 2021	1,000,000	9,235	(103)
Euro versus Russian Ruble	BARC	EUR	88.00	Aug 2021	750,000	11,053	(8,612)
Euro versus Russian Ruble	GSI	EUR	84.00	Aug 2021	750,000	5,880	(1,839)
Euro versus U.S. Dollar	GSI	EUR	1.16	Jun 2021	2,000,000	7,409	(522)
New Zealand Dollar versus U.S Dollar	HSBC	NZD	0.65	Jun 2021	1,500,000	3,089	(23)
New Zealand Dollar versus U.S Dollar	HSBC	NZD	0.71	Jun 2021	1,500,000	29,189	(7,304)
New Zealand Dollar versus U.S. Dollar	BARC	NZD	0.68	Jun 2021	1,500,000	6,049	(623)
						$83,310	$(19,028)
						$130,105	$(47,097)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,300,000	USD	USD LIBOR BBA	Fixed 2.540%	Semi-Annual	Quarterly	Apr 2031	$1,064	$17,511	$18,575
Centrally cleared	1,300,000	USD	Fixed 2.590%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2041	(768)	(13,394)	(14,162)
								$296	$4,117	$4,413

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	5

SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBA	The British Banker's Association
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
6	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Unaffiliated investment companies	$254,243	$254,243	—	—
Purchased options	172,841	68,476	$104,365	—
Short-term investments	8,771,071	421,696	8,349,375	—
Total investments in securities	$9,198,155	$744,415	$8,453,740	—
Derivatives:
Assets
Futures	$41,078	$41,078	—	—
Forward foreign currency contracts	59,935	—	$59,935	—
Swap contracts	18,575	—	18,575	—
Liabilities
Futures	(14,412)	(14,412)	—	—
Forward foreign currency contracts	(63,980)	—	(63,980)	—
Written options	(72,035)	(24,938)	(47,097)	—
Swap contracts	(14,162)	—	(14,162)	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Asia Pacific Total Return Bond	—	$292,601	—	$(310,174)	$26,549	$(8,976)	—	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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